Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sunrun Inc. (the “Company”)

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re:	Sunrun Athena Issuer 2018-1, LLC, Solar Asset Backed Notes, Series 2018-1 (the “Notes”) – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “Sunrun Athena 2018-1 – Final (2018.08.02).xlsx,” provided by the Company on August 30, 2018, containing certain information related to a pool of 34,828 solar assets (“Solar Assets”) as of August 2, 2018 (the “Preliminary Data File”), which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes in the Preliminary Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Solar Asset Contract” means the solar power purchase agreement, solar lease agreement, solar facility addendum contract and amendment, and/or change order documentation thereto.

•	The term “FICO Schedule” means screenshots of the FICO score associated with each Selected Asset (defined below) from the Company’s Salesforce reports.

•	The term “ACH Schedule” means screenshots of the billing methodology associated with each Selected Asset from the Company’s Salesforce reports.

•	The term “Source Documents” means the following information sources provided by the Company for each of the Selected Assets:

–	Solar Asset Contract

–	FICO Schedule

–	ACH Schedule

–	Permission To Operate (“PTO”) Notification (“PTO Notification”)

–	Servicing System

–	Engineering, Procurement and Construction Agreement (“EPC Agreement”)

–	Installment Plan

–	Performance Based Incentive Contract (“PBI Contract”)

–

An electronic file containing information on the projected PTO date (“Projected PTO Schedule”) related to 11 of the Selected Assets (Selected Asset Numbers: 107, 114, 119, 126, 131, 158, 172, 206, 231, 235, and 238), which had not yet reached their respective PTO date at the time the agreed-upon procedures were performed.

A.	We were instructed by the Company to randomly select 300 Solar Assets from the Preliminary Data File (the “Selected Assets”) using the following criteria:

(i)	Select 280 Solar Assets originated using the Company’s form of the Solar Asset Contract as identified by a “Y” in the “Sunrun Originated Assets” field in the Preliminary Data File; and,

(ii)	Select 20 Solar Assets originated using a third party’s form of Solar Asset Contract as identified by an “N” in the “Sunrun Originated Assets” field in the Preliminary Data File.

A listing of the Selected Assets is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Solar Assets we were instructed to randomly select from the Preliminary Data File.

B.

For each Selected Asset, we compared the attributes listed below in the Preliminary Data File to the corresponding information appearing on or derived from the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Preliminary Data File to the Source Documents, utilizing instructions provided by the Company (as applicable) indicated below, for each of the specified attributes indicated below, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Documents/Instructions

Contract ID	Servicing System

State of Contract	Solar Asset Contract

Product Type	Solar Asset Contract

Zip Code	Solar Asset Contract

In-Service Date (PTO Date)

PTO Notification

We were instructed by the Company to use the Projected PTO Schedule for Selected Asset Numbers: 107, 114, 119, 126, 131, 158, 172, 206, 231, 235, and 238, as they had not reached their respective PTO date at the time the agreed-upon procedures were performed.

For purposes of this procedure, the Company instructed us to consider the PTO Date to be in agreement if it was within 1 day.

System Size (kW)	EPC Agreement, Installment Plan

Electrical Utility	PTO Notification, Solar Asset Contract

2

Attribute	Source Documents/Instructions

Original Term (months)	Solar Asset Contract

Monthly Payment	Solar Asset Contract

FICO Score	FICO Schedule

Contract Type	Solar Asset Contract

Customer Upfront Payment ($)	Solar Asset Contract

First Payment Due Date	The Company instructed us to recompute as “In-Service Date (PTO Date)” plus 2 months.

Last Payment Due Date	The Company instructed us to recompute as “First Payment Due Date” plus “Original Term.”

Payment Frequency	Solar Asset Contract

# of Months Since PTO (Seasoning)	The Company instructed us to recompute as the difference between “In-Service Date (PTO Date)” and the cut-off date of August 2, 2018.

Remaining Term of Contract (months)	The Company instructed us to recompute as the difference between “Original Term” and “# of Months Since PTO (Seasoning).”

Price per kWh

Solar Asset Contract

In the event the “Contract Type” was listed as ”Balanced,” we were instructed by the Company to recompute as the product of “Monthly Payment” multiplied by 12, divided by the “Contracted Annual Production (kWh).”

Monthly Payment / Price per kWh Escalator (%)	Solar Asset Contract

Contracted Annual Production (kWh)	Solar Asset Contract

Stepdown Product Flag (Y/N)	Servicing System

Monthly Payment After Stepdown($)	Servicing System We were instructed by the Company to only perform this procedure if the Stepdown Product Flag was “Y.”

Total Guaranteed Production (kWh)	Solar Asset Contract

Contracted Generation Guaranteed (%)	Solar Asset Contract

Performance Guarantee Method (PeGu)	Solar Asset Contract

ACH Payment (Y/N)	ACH Schedule

Installer	EPC Agreement, Installment Plan

3

Attribute	Source Documents/Instructions

Solar Panel Manufacturer	EPC Agreement, Installment Plan

Inverter Manufacturer	EPC Agreement, Installment Plan

Battery Manufacturer	EPC Agreement, Installment Plan

Performance Based Incentive (PBI) Rate	PBI Contract

Performance Based Incentive (PBI) Term	PBI Contract

Sunrun Originated Asset (Y/N)	Solar Asset Contract

We found the information listed in the Preliminary Data File to be in agreement with the corresponding information in the respective Source Documents, except as listed in Exhibit B attached hereto.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Preliminary Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information indicated in the Preliminary Data File Source Documents, and instructions and methodologies provided by the Company, without verification or evaluation of such information, instructions, and methodologies by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information, instructions, or methodologies provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements, (ii) the value of collateral securing any such Solar Asset being securitized, (iii) the compliance of the originator of the Solar Asset with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

4

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

October 8, 2018

5

Exhibit A

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID Select	Selected Asset Number	Contract ID
1	1013252315	31	1850875176	61	1804563949
2	1520351021	32	1941160929	62	1143855633
3	1896719332	33	1158538888	63	1611505109
4	1498720829	34	2023768664	64	1210763252
5	1438314936	35	2052614643	65	1558655678
6	1651237459	36	1961517004	66	1706029262
7	2005195538	37	2000507209	67	1097941531
8	1251347095	38	57587	68	1639262160
9	1395438670	39	1984842854	69	1695442687
10	1037837287	40	1599180421	70	1746394909
11	1394708184	41	2055931789	71	1749947740
12	2125982309	42	2003800473	72	1696234228
13	2114532853	43	1049855131	73	1854945203
14	1288669633	44	1548678646	74	1888947761
15	1484741618	45	2119704293	75	1935734752
16	1434876687	46	1359081542	76	1558528816
17	1085760242	47	1370709649	77	1875445872
18	1611365733	48	1870597124	78	1199824906
19	1669432111	49	2112398706	79	2132917789
20	1028804416	50	2064558516	80	1638931023
21	1624710337	51	2094082604	81	1476023314
22	2008656197	52	1191131520	82	2053726979
23	1256174248	53	1946669560	83	1957590534
24	1575173520	54	1363335314	84	1170955457
25	1688951011	55	1414589401	85	1552163460
26	1713426431	56	1202314232	86	1366166150
27	1967446538	57	1931321109	87	1602413228
28	1119682154	58	1509816978	88	1158492260
29	1593784242	59	1998718846	89	1055252361
30	2119744300	60	1375174250	90	1229375271

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
91	1895997911	121	1321551019	151	1955473034
92	1648478368	122	1727774792	152	1875779939
93	1978529127	123	1914193451	153	2083744486
94	1431513165	124	2125743899	154	1143392902
95	1443173788	125	1342728415	155	1449270201
96	1780331247	126	1483226055	156	1040236011
97	1217445568	127	2013297533	157	1060066160
98	2011666433	128	1999262211	158	1424385963
99	1570032611	129	1568305857	159	1082001603
100	1114994450	130	1943109611	160	1412274450
101	1444797040	131	1553177626	161	1499398023
102	2008796392	132	1211068420	162	1560178164
103	2130287079	133	1137202695	163	1502079122
104	1549716230	134	1910918690	164	1723116966
105	1202775806	135	1611812387	165	1134110312
106	1962953610	136	1962179340	166	1658202900
107	1392557300	137	1902369859	167	1180894641
108	1683992910	138	1588687506	168	1468080441
109	1761377439	139	1681073884	169	1963145446
110	1777994501	140	1258095147	170	1710601318
111	1131417652	141	1572640578	171	1131373063
112	1245112057	142	2035309800	172	1824252625
113	1465113404	143	1350011694	173	2061858201
114	1965819367	144	1722550108	174	1755700151
115	1777645751	145	2018028853	175	8342
116	1529993606	146	1025653178	176	2095045561
117	1791141942	147	1516134398	177	1385636140
118	1747645219	148	1253071357	178	1553694595
119	1732577732	149	1695974088	179	1510906063
120	1243745274	150	1644212538	180	1936246318

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
181	1734333282	211	1128047745	241	1010219153
182	1153848739	212	1116536739	242	1510034685
183	1139844230	213	1192441194	243	1448928184
184	1894753309	214	1226678618	244	1572841098
185	1886585056	215	1653952819	245	1313436579
186	1882369788	216	1290723684	246	1015704853
187	1067676886	217	1944917869	247	1002499367
188	1440588982	218	2056479361	248	1103183503
189	1338896276	219	1940546123	249	1841599058
190	1069915915	220	1708479159	250	1757469369
191	1946528338	221	1280429968	251	1861965409
192	1910469449	222	1679141430	252	1041399516
193	1653029409	223	1969116698	253	2071113078
194	2014537656	224	1494218841	254	1905955704
195	1567854429	225	1395470623	255	1495600000
196	1608672525	226	1566279759	256	1840777410
197	1356644919	227	1587420152	257	1651311218
198	2024133657	228	1455664392	258	2010664136
199	1125205837	229	1039005222	259	1320252835
200	1054704495	230	2112076049	260	1416292845
201	1449770982	231	1556223677	261	1902179183
202	1789383278	232	1797888129	262	2124327061
203	1351897891	233	1871478526	263	1887407543
204	1343626692	234	1317203589	264	1578537865
205	1993303121	235	1442880007	265	1376222927
206	2131527231	236	1070739459	266	1311989578
207	1840252775	237	1425641885	267	2081358663
208	1406467439	238	1125597746	268	2095860822
209	1221264027	239	1865561841	269	2134031775
210	1849965806	240	1907069801	270	1917013528

Selected Asset Number	Contract ID
271	1289429128
272	1340508834
273	1662354407
274	2132369691
275	1512923270
276	1212319144
277	1142566898
278	1725375767
279	1146753142
280	2021743483
281	1459340115
282	1661012375
283	2421
284	1710154090
285	2104533539
286	2138243564
287	1934
288	1293200146
289	2020972654
290	1057384366
291	1690610099
292	1948280237
293	1708044472
294	2071449136
295	1976149560
296	1617618983
297	1920403708
298	2092214853
299	1577186128
300	1543649943

Exhibit B

Selected Asset Number	Contract ID	Attribute	Per Preliminary Data File	Per Source Document
175A	8342	Contracted Annual Production (kWh)	465,475	462,455

47 B	1370709649	Customer Upfront Payment	$9,500	$9,773

174 B	1755700151	Customer Upfront Payment	$13,250	$13,648

192 B	1910469449	Customer Upfront Payment	$13,000	$13,271

195 B	1567854429	Customer Upfront Payment	$11,250	$11,778

144 B	1722550108	In-Service Date (PTO Date)	4/16/2018	5/1/2018

242 C	1510034685	In-Service Date (PTO Date)	6/6/2018	Unavailable

247 C	1002499367	In-Service Date (PTO Date)	12/10/2018	Unavailable

246 B	1015704853	Inverter Manufacturer	Hanwha	SolarEdge

283 B	2421	Inverter Manufacturer	SMA	SunPower

148 D	1253071357	Monthly Payment After Stepdown	$114.81	$107.38

A KPMG was informed by the Company that Selected Asset #175 is a third-party originated Selected Asset which has an amendment to the original Solar Asset Contract made with the original originator. However, the associated amendment could not be located.

B KPMG was informed by the Company that for Selected Assets #’s 47, 174, 192, 195, 144, 246, and 283 the Company researched these particular Selected Assets and confirmed that manual errors were made during data entry.

C KPMG was unable to verify these attributes for Selected Assets # 242 and 247 because the Source Documents were not available.

D KPMG was informed by the Company that an issue in its proposal tool created data inconsistencies in its Servicing System for a newly launched product in the Arizona market, which impacted Selected Asset #148. The Company indicated that the system inconsistency has since been resolved to prevent future data anomalies and that a historical data scrub was performed to correct related Arizona market projects.